INCOME TAXES - Schedule of Reconciliation Between Statutory and Effective Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Between Statutory and Effective Income Tax [Abstract]
Profit before tax	$ 198	$ 347	$ 346
Income tax expense at statutory tax rate 2025: 9% (2024/2023: 25.8%)	(18)	(90)	(89)
Different tax rates in different jurisdictions	(44)	27	27
Withholding tax	(1)
Non-deductible expenses	(4)	(1)	(3)
Other	(7)
Income tax expense	$ (74)	$ (64)	$ (65)
Effective tax rate	37.40%	18.40%	18.80%